Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions, u-2 in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Quoted prices in active market (Level 1)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net move from Level 2 to Level 1 of Trading Assets due to liquidity testing procedures refinement	€ 700
Net move from Level 1 to Level 2 of Trading Assets due to liquidity testing procedures refinement	1,000
Net move from Level 1 to Level 2 of Non Trading Assets mandatory at FVTPL due to liquidity testing procedures refinement	€ 770
Valuation technique unobservable parameters (Level 3) [Member]
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Changes in Group Level 3 Assets and Liabilities in percentage	300.00%